TRANSACTIONS AND LOANS FROM RELATED PARTIES (Detail Textuals 2) - USD ($)	1 Months Ended
	Sep. 18, 2015	Jan. 30, 2015
Co-Investment Fund II L.P.
Related Party Transaction [Line Items]
Common stock ownership percent		5.00%
Private Placement | Warrants
Related Party Transaction [Line Items]
Number of stock units issued	10
Exercise price of warrants (in dollars per share)	$ 0.15
Private Placement | Warrants | Unrelated Third Party
Related Party Transaction [Line Items]
Preferred stock shares issued in private placement	1,500,000
Private Placement | Series B Convertible Preferred Stock
Related Party Transaction [Line Items]
Number of stock units issued	1
Private Placement | Series B Convertible Preferred Stock | Unrelated Third Party
Related Party Transaction [Line Items]
Preferred stock shares issued in private placement	150,000
Private Placement | Co-Investment Fund II L.P.
Related Party Transaction [Line Items]
Common stock ownership percent	5.00%
Private Placement | Co-Investment Fund II L.P. | Warrants
Related Party Transaction [Line Items]
Preferred stock shares issued in private placement	6,964,750
Private Placement | Co-Investment Fund II L.P. | Series B Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock shares issued in private placement	696,475
Private Placement | Michael Azeez | Warrants
Related Party Transaction [Line Items]
Number of common stock shares called by warrants	11,631,410
Private Placement | Michael Azeez | Series B Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock shares issued in private placement	1,163,141
Private Placement | Investor
Related Party Transaction [Line Items]
Preferred stock shares issued in private placement	1,163,141
Proceeds from investment	$ 3,489,423
Shares issued price per share	$ 3.00
Private Placement | Edmond Walters | Warrants
Related Party Transaction [Line Items]
Preferred stock shares issued in private placement	1,666,660
Private Placement | Edmond Walters | Series B Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock shares issued in private placement	166,666
Private Placement | Azeez Enterprises | Warrants
Related Party Transaction [Line Items]
Preferred stock shares issued in private placement	1,500,000
Private Placement | Azeez Enterprises | Series B Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock shares issued in private placement	150,000